Taxation (Details) - Schedule of Profit (Loss) from Continuing Operations Before Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Profit Loss from Continuing Operations Before Income Taxes [Abstract]
Non-PRC	$ (23,063)	$ (29,722)	$ (44,550)
PRC	(4,863)	836	(11,105)
Profit before income taxes	$ (27,926)	$ (28,886)	$ (55,655)